Net debt - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of debt [line items]
Effective Interest rate on liquid investment	0.90%		0.10%		0.90%	0.90%	0.10%	0.10%
Effective Interest rate on cash and cash equivalents	4.70%	4.70%	3.10%	3.10%
Cash and cash equivalents	£ 2,936		£ 3,723						£ 4,274
Commercial papers issued	£ 815		£ 1,191
Weighted average interest rate on current bank loans and overdrafts	4.60%		7.80%		4.60%	4.60%	7.80%	7.80%
Long-term borrowings	£ 15,205		£ 17,035
Average effective pre-swap interest rate notes	3.70%	3.70%	3.50%	3.50%
US commercial paper program
Disclosure of debt [line items]
Commercial papers authorised	£ 7,800				$ 10,000
Commercial papers issued	667		£ 748		$ 850		$ 900
EURO Commercial Paper Program
Disclosure of debt [line items]
Commercial papers authorised	5,000
Commercial papers issued	148		443			€ 170		€ 500
Floating rate interest
Disclosure of debt [line items]
Liquid investment	31		67
Cash and cash equivalents	2,720		3,441
Fixed rate interest
Disclosure of debt [line items]
Liquid investment	11		0
Cash and cash equivalents	38		10
Non interest bearing
Disclosure of debt [line items]
Cash and cash equivalents	£ 178		£ 272
Commercial paper
Disclosure of debt [line items]
Weighted average interest rate of borrowings	5.10%	5.10%	3.50%	3.50%
5.250% £ Euro Medium Term Note 2033
Disclosure of debt [line items]
Borrowings, interest rate	5.25%				5.25%	5.25%
5.250% £ Euro Medium Term Note 2033 | London Stock Exchange
Disclosure of debt [line items]
Long-term borrowings	£ 566		£ 640
Repayments of bonds, notes and debentures	£ 76
6.375% £ Euro Medium Term Note 2039
Disclosure of debt [line items]
Borrowings, interest rate	6.375%				6.375%	6.375%
6.375% £ Euro Medium Term Note 2039 | London Stock Exchange
Disclosure of debt [line items]
Long-term borrowings	£ 627		695
Repayments of bonds, notes and debentures	69
Letter of credit
Disclosure of debt [line items]
Pledged investments value	£ 42	$ 54	£ 47	$ 56
Five Point Two Five Percent Euro Medium Term Note Two Thousand Thirty Three Repaid Loan
Disclosure of debt [line items]
Borrowings, interest rate	5.25%				5.25%	5.25%
Six Point Three Seven Five Percent Euro Medium Term Note Two Thousand Thirty Nine Repaid Loan
Disclosure of debt [line items]
Borrowings, interest rate	6.375%				6.375%	6.375%
Later than one year and not later than three years | Liquidity risk
Disclosure of debt [line items]
Revolving credit facility, term	3 years	3 years
Revolving credit facility, extension term	1 year	1 year
Revolving credit facilities	£ 1,600
Rental payments due within one year | Liquidity risk
Disclosure of debt [line items]
Revolving credit facility, term	364 days	364 days
Revolving credit facilities	£ 1,700				$ 2,200
Short-term notes
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes	2.40%		0.40%		2.40%	2.40%	0.40%	0.40%
Rental payments due after five years
Disclosure of debt [line items]
Long-term borrowings	£ 8,700		£ 11,100
Rental payments due after five years | Bottom of range
Disclosure of debt [line items]
Interest at effective rates	1.50%	1.50%
Rental payments due after five years | Top of range
Disclosure of debt [line items]
Interest at effective rates	6.60%	6.60%